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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_]  is a restatement.
                                  [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sansar Capital Management, L.L.C.
Address:  152 West 57th Street, 8th Floor
          New York, NY 10019

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard B. Astorga
Title:  Chief Operating Officer / CFO / CCO
Phone:  212-399-8982

Signature, Place, and Date of Signing:

/s/ Richard B. Astorga         New York, NY              August 16, 2010
----------------------         ------------              ---------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 Form 13F File Number
 28-                                    Name
 -------------------------------------  -------------------------------------

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $ 122,240
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        Form 13F File Number        Name
       ---        --------------------        ----

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                       SANSAR CAPITAL MANAGEMENT, L.L.C.

                FORM 13F INFORMATION TABLE AS OF JUNE 30, 2010

                                                                                           VOTING AUTHORITY
                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER   ---------------------
NAME OF ISSUER   TITLE OF CLASS   CUSIP   X($1000)  PRN AMT  PRN CALL DISCRETN  MANAGERS   SOLE    SHARED NONE
--------------   -------------- --------- -------- --------- --- ---- --------  -------- --------- ------ ----
CHANGYOU COM LTD  ADS REP CL A  15911M107   4,752    183,742 SH        SOLE               183,742
CHINA
INFORMATION SEC
TECH I            COM           16944F101  12,072  2,321,596 SH        SOLE              2,321,596
CHINA SEC &
SURVE TECH INC    COM           16942J105  11,705  2,533,541 SH        SOLE              2,533,541
CHINANET ONLINE
HLDGS INC         COM           16949H102     549    153,880 SH        SOLE               153,880
GIANT
INTERACTIVE
GROUP INC         ADR           374511103   8,371  1,216,755 SH        SOLE              1,216,755
JIANGBO
PHARMACEUTICALS
INC               COM           47737R101   1,155    122,503 SH        SOLE               122,503
MCMORAN
EXPLORATION CO    COM           582411104  12,524  1,127,317 SH        SOLE              1,127,317
PERFECT WORLD     SPON ADR
CO LTD            REP B         71372U104  24,628  1,118,953 SH        SOLE              1,118,953
SEABRIDGE GOLD
INC               COM           811916105  39,877  1,288,449 SH        SOLE              1,288,449
SOHU COM INC      COM           83408W103   5,103    124,200 SH        SOLE               124,200
THE9 LTD          ADR           88337K104   1,504    377,920 SH        SOLE               377,920